Schedule of Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Inventory Disclosure [Abstract]
Food, treats and supplements	$ 1,536	$ 3,369
Inventory packaging and supplies	542
Total	$ 2,078	$ 3,369